DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

November 5, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 522 to the Registration Statement on Form N-1A of Xtrackers Europe Defense Technologies ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Dear Commission Staff:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 522 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(2), the Trust has designated on the facing page of the Amendment that it will become effective January 20, 2026. No fees are required in connection with this filing.

This filing is being made to introduce a new series into the Trust: Xtrackers Europe Defense Technologies ETF. The enclosed filing contains the Fund’s Prospectus and Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681 (office phone) or (646) 265-1435 (work mobile) / laura.mccollum@dws.com (email).

Sincerely yours,

/s/Laura McCollum

Laura McCollum

Vice President and Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.